CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Total operating expenses:
General and administrative expenses	¥ (251,938,077)	$ (36,286,631)	¥ (183,548,522)	¥ (132,125,421)
Loss from operations	254,847,402	36,705,660	74,807,785	(17,852,857)
Interest income:
Interest expense	(224,959,389)	(32,400,891)	(123,768,564)	(76,937,649)
Gain from sale of cost method investment			803,059,728
Income (loss) before income taxes	39,746,087	5,724,627	783,826,795	(91,233,780)
Provision for income taxes	(6,610,971)	(952,178)	(87,487,990)	(1,911,657)
Net income (loss)	33,135,116	4,772,449	696,338,805	(93,145,437)
Accretion on convertible redeemable preferred shares to redemption value				(250,774,772)
Net income (loss) attributable to common shareholders	33,135,116	4,772,449	696,338,805	(343,920,209)
Change in cumulative foreign currency translation adjustment, net of tax of nil	(31,353,357)	(4,515,823)	73,410,193	(5,437,415)
Comprehensive income (loss)	1,781,759	256,626	769,748,998	(98,582,852)
Series A Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(69,598)
Series B Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(3,451,997)
Series C Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(75,476,317)
Series D Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(51,479,102)
Series E Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(97,696,064)
Class A Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(22,601,694)
Parent company
Total operating expenses:
General and administrative expenses	(25,424,596)	(3,661,903)	(21,426,624)	(12,681,141)
Loss from operations	(25,424,596)	(3,661,903)	(21,426,624)	(12,681,141)
Interest income:
Third party	3,537,155	509,456
Subsidiaries	41,696,607	6,005,561
Total interest income	45,233,762	6,515,017
Interest expense	(128,065,737)	(18,445,303)	(6,905,640)
Gain from sale of cost method investment			803,059,728
Share of gain (loss) of subsidiaries and VIEs	147,442,803	21,236,180	(2,227,088)	(80,464,296)
Other income			9,917,716
Income (loss) before income taxes	39,186,232	5,643,991	782,418,092	(93,145,437)
Provision for income taxes	(6,051,116)	(871,542)	(86,079,287)
Net income (loss)	33,135,116	4,772,449	696,338,805	(93,145,437)
Net income (loss) attributable to common shareholders	33,135,116	4,772,449	696,338,805	(343,920,209)
Change in cumulative foreign currency translation adjustment, net of tax of nil	(31,353,357)	(4,515,823)	73,410,193	(5,437,415)
Comprehensive income (loss)	1,781,759	256,626	769,748,998	(98,582,852)
Parent company | Series A Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(69,598)
Parent company | Series B Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(3,451,997)
Parent company | Series C Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(75,476,317)
Parent company | Series D Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(51,479,102)
Parent company | Series E Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				(97,696,064)
Parent company | Class A Preferred Shares
Interest income:
Accretion on convertible redeemable preferred shares to redemption value				¥ (22,601,694)